STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 3 - STOCKHOLDERS' EQUITY

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 100,000,000 shares of its $0.001 par value common stock.

Common Stock

On August 26, 2009, the Company issued 10,000,000 shares of its $0.001 par value common stock to its two founders.  Eight million shares were issued to the Company’s Chief Executive Officer (CEO), Chairman of the Board of Directors and co-founder, in exchange for a patent, a provisional patent and know-how. In accordance with ASC 845-10-S99, Transfers of Non-monetary Assets from Promoters or Shareholders, the transfer of nonmonetary assets to a company by its shareholders in exchange for stock prior to the Company’s initial public offering should be recorded at the transferor’s historical cost basis determined under GAAP.  As a result, the value of the patent, provisional patent and know-how was valued at the CEO’s historical cost basis of zero because no records exist to support an historical cost basis in accordance with GAAP. The patent and provisional patent were assigned to the Company on December 10, 2009.  The remaining 2,000,000 shares were issued to the co-founder for $10,000 in cash.

On March 31, 2010, the Company issued 20,000 shares of common stock for $10,000 cash to an investor.  On April 9, 2010, the Company issued 11,236 shares of common stock in exchange for $11,236 to a related party.  On October 4, 2010, the Company issued 10,000 shares for $10,000 cash to an investor.  On November 6, 2010, the Company issued 4,000,000 shares of common stock in connection with the merger transaction described in Note 1.

On June 21, 2011, the Company sold 2,035,470 shares for $508,867 in a private placement offering. During August 2011, an additional 56,000 shares were sold for $14,130 in the private placement.  On November 1, 2011, 80,500 shares were issued to a consultant for marketing services valued at $40,250.  On December 22, 2011, 10,000 shares were issued to a consultant for services rendered valued at $5,000.

On March 20, 2012 the Company entered into a subscription agreement to sell 20,000 shares of common stock at price per share of $1.10 and issue a warrant to purchase an additional 20,000 shares of common stock at $1.15 per share for gross proceeds of $22,000.   The warrant associated with the subscription agreement is exercisable immediately and has five year term.  The Company estimated the relative fair value of the warrant to be $9,000 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital. On May 7, 2012, the subscription agreement closed and the Company issued 20,000 shares of its common stock for $22,000.

During June 2012, the Company issued 105,000 shares of its common stock in exchange for professional consulting services valued at $25,000. On June 29, 2012, the Company issued 1,000,000 shares to an affiliate of Advance Pharmaceutical Co., Ltd. (APC) in a private placement for net proceeds of $500,000. APC is licensed to distribute SUGARDOWN® in Hong Kong, China and Macau.  The Company reviewed the private placement issuance and determined that the issuance price of $0.50 per share approximates fair value as of the date of issuance.  No other issuances of preferred or common stock have been made during the period cover by the accompanying financial statements.

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 100,000,000 shares of its $0.001 par value common stock.

Preferred Stock

No shares of preferred stock have been issued and the terms of such preferred stock have not been designated by the Board of Directors.

Common Stock

On August 26, 2009, the Company issued 10,000,000 shares of its $0.001 par value common stock to its two founders. Eight million shares were issued to the Company’s Chief Executive Officer (CEO), Chairman of the Board of Directors and co-founder, in exchange for a patent, a provisional patent and know-how. In accordance with ASC 845-10-S99, Transfers of Non-monetary Assets from Promoters or Shareholders, the transfer of nonmonetary assets to a company by its shareholders in exchange for stock prior to the Company’s initial public offering should be recorded at the transferor’s historical cost basis determined under GAAP. As a result, the value of the patent, provisional patent and know-how was valued at the CEO’s historical cost basis of zero because no records exist to support an historical cost basis in accordance with GAAP. The patent and provisional patent were assigned to the Company on December 10, 2009. The remaining 2,000,000 shares were issued to the co-founder for $10,000 in cash.

On March 31, 2010, the Company issued 20,000 shares of common stock for $10,000 cash to an investor. On April 9, 2010, the Company issued 11,236 shares of common stock in exchange for $11,236 to a related party. On October 4, 2010, the Company issued 10,000 shares for $10,000 cash to an investor. On November 6, 2010, the Company issued 4,000,000 shares of common stock in connection with the merger transaction described in Note 7.

On June 21, 2011, the Company sold 2,035,470 shares for $508,867 in a private placement offering. During August 2011, an additional 56,000 shares were sold for $14,130 in the private placement. On November 1, 2011, 80,500 shares were issued to a consultant for marketing services valued at $40,250. On December 22, 2011, 10,000 shares were issued to a consultant for services rendered valued at $5,000. No other issuances of preferred or common stock have been made.